UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2009

Check here if Amendment [   ];            Amendment Number: _________
     This Amendment (Check only one):          [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sloane Robinson LLP
Address:     20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number:   28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Tanya Farrell

Title:        Head of Legal and Compliance

Phone:        +44 207 929 8839

Signature, Place, and Date of Signing:

         /s/ Tanya Farrell            London, England           August 11, 2009
         -----------------            ---------------          -----------------
            [Signature]                [City, State]                [Date]


Report Type:            (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            nil

Form 13F Information Table Entry Total:       21

Form 13F Information Table Value Total:       $405,568
                                             (thousands)

                                                         Sloane Robinson LLP

                                                     Form 13F Information Table


                                 Title of                  Value      SHRS or    SH/ Put/ Investment   Other
Name                              Class         CUSIP     x$1000    PRN amount   PRN Call Discretion  Managers   Voting Authority
----                              -----         -----     ------    ----------   --- ---- ----------  --------   ----------------
                                                                                                                Sole  Shared  None

AMERICA MOVIL SAB DE CV         SPON ADR
                                L SHS         02364W105    25,621     661,700    SH          SOLE               661,700
ANGLOGOLD ASHANTI LTD           SPONSORED
                                ADR           035128206    26,150     713,900    SH          SOLE               713,900
COMPANIA DE MINAS BUENAVENTU    SPONSORED
                                ADR           204448104       409      17,000    SH          SOLE                17,000
CONOCOPHILLIPS                  COM           20825C104       883      21,000    SH          SOLE                21,000
DESARROLLADORA HOMEX S A DE     SPONSORED
                                ADR           25030W100     6,945     249,000    SH          SOLE               249,000
FOCUS MEDIA HLDG LTD            SPONSORED
                                ADR           34415V109    59,798   7,419,100    SH          SOLE             7,419,100
GAFISA S A                      SPONS ADR     362607301     2,219     134,500    SH          SOLE               134,500
GRUPO TELEVISA SA DE CV         SP ADR REP
                                ORD           40049J206       791      46,500    SH          SOLE                46,500
ISHARES TR                      MSCI EMERG
                                MKT           464287234     5,930     184,000    SH          SOLE               184,000
ITAU UNIBANCO BANCO MULTIPL     SPONS ADR     465562106    75,298   4,756,655    SH          SOLE             4,756,655
LIBERTY GLOBAL INC              COM SER A     530555101     1,589     100,000    SH          SOLE               100,000
MICROSOFT CORP                  COM           594918104    50,706   2,133,021    SH          SOLE             2,133,021
MOBILE TELESYSTEMS OJSC         SPONSORED
                                ADR           607409109       620      16,800    SH          SOLE                16,800
NETEASE COM INC                 SPONSORED
                                ADR           64110W102       201       5,700    SH          SOLE                 5,700
NEWS CORP                       CL A          65248E104     5,065     556,000    SH          SOLE               556,000
NEWS CORP                       CL B          65248E203     3,730     352,900    SH          SOLE               352,900
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED
                                ADR           68370R109       567      48,200    SH          SOLE                48,200
PETROLEO BRASILEIRO SA PETRO    SPONSORED
                                ADR           71654V408    74,989   1,829,900    SH          SOLE             1,829,900
TAM SA                          SP ADR REP
                                PFD           87484D103     7,615     731,500    SH          SOLE               731,500
TELEFONOS DE MEXICO S A B       SPON ADR
                                ORD L         879403780     1,738     107,200    SH          SOLE               107,200
VALE S A                        ADR           91912E105    54,704   3,102,900    SH          SOLE             3,102,900
